ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

The Commodore Helmsman®

Individual Flexible Premium Deferred Variable Annuities

Supplement Dated May 1, 2018 to

The Commodore Helmsman Prospectus Dated May 1, 2010

The information in this Supplement updates and otherwise supplements The Commodore Helmsman Prospectus dated May 1, 2010 (the “2010 Helmsman Prospectus”). Please read this Supplement carefully and retain it for future reference. Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2010 Helmsman Prospectus.

The Commodore Helmsman Prospectus currently includes the documents listed below.

•	2010 Helmsman Prospectus including the 2010 Supplemental Prospectus-Guaranteed Withdrawal Benefit Riders (“2010 GWB Rider Supplement”)

•	Supplement dated May 1, 2018 to the 2010 Helmsman Prospectus

Note: The 2010 GWB Rider Supplement applies only to Contracts issued before June 1, 2009 with a guaranteed withdrawal benefit rider.

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2017, accompany this Supplement.

How to Get Copies of Compliance Documents and Financial Statements

You can access the documents listed below by visiting our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

•	The Commodore Helmsman Prospectus Dated May 1, 2010

Note: This prospectus includes the Supplemental Prospectus Dated May 1, 2010 for Contracts Issued Before June 1, 2009 with the Guaranteed Lifetime Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

•	Supplement Dated May 1, 2018 to The Commodore Helmsman Prospectus Dated May 1, 2010

•	The Commodore Helmsman Statement of Additional Information Dated May 1, 2010

•	Supplement Dated May 1, 2018 to The Commodore Helmsman Statement of Additional Information Dated May 1, 2010

•	Financial Statements—Annuity Investors Variable Account C—Year Ended December 31, 2017

•	Financial Statements—Annuity Investors Life Insurance Company—Years Ended December 31, 2017, 2016 and 2015

If you would like a free paper copy of any document listed above, contact us.

Our Contact Information

Company Name:	Annuity Investors Life Insurance Company
Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423
Service Center:	1.800.789.6771
Website:	www.gaig.com

Form and File Numbers

Our contract form numbers for The Commodore Helmsman are P1805001NW, P1805101NW, P1809203NW and P1809303NW. Form numbers may vary by state. The SEC file number for The Commodore Helmsman is 333-88300.

COMPANY ADDRESSES AND WEBSITE—Updated Information (May 2015)

The information below updates all references to our addresses and website in the 2010 Helmsman Prospectus.

Our mailing address is P.O. Box 5423, Cincinnati OH 45202-5423. You should send Written Requests to this mailing address.

You should also use this address if you want to contact us by mail because:

•	you have questions about your Contract or applicable state modifications; or

•	you want to obtain forms, Portfolio prospectuses or the Statement of Additional Information.

Our administrative office address is 301 East Fourth Street, Cincinnati OH 45202-4201. Our principal office address is 301 East Fourth Street, Cincinnati OH 45202-4201. Our website address is www.gaig.com.

DELETED SUPPLEMENTS—Deletions (May 2018)

The following supplements to the 2010 Helmsman Prospectus are deleted in their entirety.

Supplemental Prospectus—Closed Subaccounts Dated May 1, 2010

Information about Closed Subaccounts is included in this Supplement and replaces in its entirety the Closed Account Supplemental Prospectus dated May 1, 2010.

Supplement Dated January 1, 2011 to 2010 Helmsman Prospectus—Florida Residents: Purchase Payment Allocation Restrictions

The allocation restrictions no longer apply.

Supplement Dated June 25, 2012 to 2010 GWB Rider Supplement—Revised 2012 Examples

Examples in this Supplement replace in their entirety the corresponding revised 2012 examples in the Supplement dated June 25, 2012.

Annual Supplements to 2010 Helmsman Prospectus

Annual Supplemental Prospectuses for Closed Subaccounts

Annual Supplements to 2010 Supplemental Prospectus for GWB Riders

The text in this Supplement replaces in its entirety the text in:

•	the Annual Supplements to the 2010 Helmsman Prospectus (Supplements dated May 1, 2011, through May 1, 2017);

•	the Annual Supplemental Prospectuses for Closed Subaccounts (Supplemental Prospectuses dated May 1, 2011, through May 1, 2014); and

•	the Annual Supplements to 2010 Supplemental Prospectus for GWB Riders (Supplements dated May 1, 2011, through May 1, 2014).

REFERENCES TO SAME-GENDER SPOUSE—Deletions (May 2016)

All references to “same-gender spouse” in the 2010 Helmsman Prospectus are hereby deleted.

PORTFOLIO INFORMATION ON COVER PAGE—Replacement Text (May 2018)

The updated information set out below replaces in its entirety the Portfolio information on the COVER PAGE of the 2010 Helmsman Prospectus.

Current Portfolios

The Subaccounts available under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares

Invesco V.I. Diversified Dividend Fund – Series I Shares

Invesco V.I. Health Care Fund – Series I Shares

Invesco V.I. Government Securities Fund – Series II Shares

Invesco V.I. Managed Volatility Fund – Series II Shares

Invesco V.I. Mid Cap Core Equity Fund – Series II Shares

Invesco V.I. Mid Cap Growth Fund – Series II Shares

Invesco V.I. Small Cap Equity Fund – Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund – Class I

VP Large Company Value Fund – Class II

VP Mid Cap Value Fund – Class II

VP Ultra® Fund – Class II

Calamos Advisors Trust

Calamos Growth and Income Portfolio (Closed)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed)

Dreyfus Investment Portfolios

MidCap Stock Portfolio – Service Shares

Technology Growth Portfolio – Initial Shares

Dreyfus Stock Index Fund, Inc. – Service Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Shares

Dreyfus Variable Investment Fund

Appreciation Portfolio – Service Shares

Government Money Market Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund – Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio – Service Shares

Janus Henderson VIT Enterprise Portfolio – Service Shares

Janus Henderson VIT Global Research Portfolio – Service Shares (Closed)

Janus Henderson VIT Overseas Portfolio – Service Shares

Janus Henderson VIT Research Portfolio – Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio – Class I

Mid Cap Growth Portfolio – Class I

U.S. Real Estate Portfolio – Class I

Neuberger Berman Advisers Management Trust

Guardian Portfolio – Class S

Mid Cap Growth Portfolio – Class S

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Conservative Balanced Fund/VA – Service Shares (Closed)

Oppenheimer Global Fund/VA – Service Shares

Oppenheimer Main Street Fund®/VA – Service Shares

Oppenheimer Main Street Small Cap Fund/VA – Service Shares

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio – Administrative Class

PIMCO Real Return Portfolio – Administrative Class

PIMCO Total Return Portfolio – Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund (Closed)

Wilshire Variable Insurance Trust

2015 Fund

2025 Fund

2035 Fund

ALPS Variable Investment Trust: On or about April 30, 2016, the following Portfolios were renamed.

Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.

Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.

Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth ETF Asset Allocation Portfolio.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: On or about April 30, 2016, Money Market Portfolio was renamed Government Money Market Portfolio.

Janus Aspen Series: Effective May 1, 2017, Janus Portfolio was renamed Research Portfolio. Effective on June 5, 2017, the following Portfolios were renamed.

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Janus Aspen Research Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Wilshire Variable Insurance Trust: Effective on May 1, 2016, the following Funds were renamed.

2015 ETF Fund was renamed 2015 Fund.

2025 ETF Fund was renamed 2025 Fund.

2035 ETF Fund was renamed 2035 Fund.

Closed Portfolios

Each investment option listed above as “(Closed)” is available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date listed below. A Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Cutoff Date
Calamos Advisors Trust: Calamos Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund, Inc.: Davis Value Portfolio	April 30, 2015
Janus Aspen Series: Janus Henderson VIT Global Research Portfolio – Services Shares	November 30, 2004
Oppenheimer Variable Account Funds: Oppenheimer Conservative Balanced Fund/VA – Service Shares	April 30, 2009
Rydex Variable Trust: Guggenheim Long Short Equity Fund	April 30, 2015

Morningstar Portfolios

If your Contract Effective date is before June 1, 2009 and you have activated a guaranteed withdrawal benefit rider, you may only allocate funds to the Morningstar Portfolios.

Portfolio Changes since May 1, 2010

The Current Portfolios and Closed Portfolios lists reflect name changes and acquisitions that have occurred since May 1, 2010 as described below. If the name of a Portfolio was changed, it is listed under its new name in the applicable list. If a Portfolio was acquired by another Portfolio, the acquired Portfolio is no longer included in either list. In addition, if a Subaccount was closed on or after May 1, 2010, the corresponding Portfolio is now included in the Closed Portfolio list.

ALPS Variable Investment Trust: On or about April 30, 2016, the following Portfolios were renamed.

Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.

Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.

Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth ETF Asset Allocation Portfolio.

American Century Variable Portfolios, Inc.

Effective April 25, 2014, American Century VP VistaSM Fund (the “Target Fund”) was acquired by American Century VP Capital Appreciation Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

Dreyfus Investment Portfolios

As of May 2, 2016, Mid Cap Stock Portfolio is available to all contract owners.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Effective May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund

On or about April 30, 2016, Dreyfus VIF Money Market Portfolio was renamed Dreyfus VIF Government Money Market Portfolio. The Portfolio will invest at least 99.5% of its assets in government securities, cash or repurchase agreements that are fully collateralized.

Franklin Templeton Variable Insurance Products Trust

Effective May 1, 2014, Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund.

Invesco Variable Insurance Funds

•	On July 15, 2012, Invesco Van Kampen V.I Mid Cap Value Fund (which was incorrectly listed as Invesco Van Kampen V.I. U.S. Midcap Value Portfolio in the 2010 Helmsman Prospectus) changed its name to Invesco Van Kampen V.I. American Value Fund. Effective April 29, 2013, Invesco Van Kampen V.I. American Value Fund changed its name to Invesco V.I. American Value Fund.

•	On or about May 1, 2011, Invesco Van Kampen V.I. Value Portfolio (the “Target Fund”) was acquired by Invesco Van Kampen V.I. Comstock Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. Effective April 29, 2013, Invesco Van Kampen V.I. Comstock Fund changed its name to Invesco V.I. Comstock Fund.

•	On or about May 1, 2011, Invesco V.I. Financial Services Fund (the “Target Fund”) was acquired by Invesco V.I. Dividend Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. On April 30, 2012, Invesco V.I. Dividend Growth Fund changed its name to Invesco V.I. Diversified Dividend Fund.

•	Effective May 1, 2014, Invesco V.I. Utilities Fund changed its name to Invesco V.I. Managed Volatility Fund.

•	On April 30, 2012, Invesco V.I. Capital Development Fund (the “Target Fund”) was acquired by Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund changed its name to Invesco V.I. Mid Cap Growth Fund.

Janus Aspen Series

•	Effective May 1, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.

•	Effective May 1, 2017, Janus Aspen Janus Portfolio was renamed Janus Aspen Research Portfolio.

•	Effective May 1, 2017, Janus Portfolio was renamed Research Portfolio.

•	Effective on June 5, 2017, the following Portfolios were renamed.

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Janus Aspen Janus Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.

•	As of May 2, 2016, Morgan Stanley UIF Core Plus Fixed Income Portfolio is available to all contract owners.

•	Effective May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Neuberger Berman Advisers Management Trust

On or about November 6, 2015, Neuberger Berman AMT Small Cap Growth Portfolio (the “Target Portfolio”) was acquired by Neuberger Berman AMT Mid Cap Growth Portfolio (the “Acquiring Portfolio”). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

Oppenheimer Variable Account Funds

•	Effective April 30, 2013, Oppenheimer Balanced Fund/VA changed its name to Oppenheimer Capital Income Fund/VA.

•	Effective May 1, 2015, Oppenheimer Capital Income Fund/VA changed its name to Oppenheimer Conservative Balanced Fund/VA.

•	Effective April 30, 2013, Oppenheimer Global Securities Fund/VA changed its name to Oppenheimer Global Fund/VA.

•	Effective April 30, 2011, Oppenheimer Main Street Small Cap Fund/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA. Effective April 30, 2013, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA changed its name to Oppenheimer Main Street Small Cap Fund®/VA.

Rydex Variable Trust

On February 29, 2012, Rydex VT U.S. Long Short Momentum Fund was acquired by Guggenheim Funds and changed its name to Guggenheim U.S. Long Short Momentum Fund. Effective October 30, 2013, Guggenheim VT U.S. Long Short Momentum Fund changed its name to Guggenheim VT Long Short Equity Fund.

Wilshire Variable Insurance Trust: Effective on May 1, 2016, the following Funds were renamed.

2015 ETF Fund was renamed 2015 Fund.

2025 ETF Fund was renamed 2025 Fund.

2035 ETF Fund was renamed 2035 Fund.

DEFINITIONS—Benefit Unit Value—Replacement Text (May 2012)

The definition below replaces in its entirety the Benefit Unit Value definition in the DEFINITIONS section of the 2010 Helmsman Prospectus.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

DEFINITIONS—Good Order—Replacement (May 2015)

The definition below replaces in its entirety the Good Order definition in the DEFINITIONS section of the 2010 Helmsman Prospectus.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

DEFINITIONS—Surrender Value—Additional Text (May 2012)

The definition below is added to the DEFINITONS section of the 2010 Helmsman Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

EXPENSE TABLES—Replacement Text (May 2018)

The information below replaces in its entirety the EXPENSE TABLES section of the 2010 Helmsman Prospectus.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

(Replaces Table A in the 2010 Helmsman Prospectus)

This table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	7.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.
(2)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.
(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 1%, the maximum loan interest spread is 7%.

Table B-1: Annual Expenses: Contract Only

(Replaces Table B in the 2010 Helmsman Prospectus)

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.40%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table B-2: Annual Expenses: Contract with Guaranteed Withdrawal Benefit Rider

(Replaces table on Page 2 of the 2010 GWB Rider Supplement)

This table describes the annual rider charge that you will pay periodically during the time that you own the Contract if you activate one of the guaranteed withdrawal benefit riders. The charge is deducted from your account value. The charge is a percentage of the rider benefit base amount.

Rider Charge for:	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider	0.40%	1.00%

We may change the rider charge rate at any time or times that you activate the rider after the rider issue date, you elect to reset the benefit base amount, or you take an excess withdrawal. The rider charge rate will never be more than the maximum rate set out in the table above.

Table B-3: Annual Expenses: Contract with Optional Features

(Replaces Annual Expenses table in Appendix C in the 2010 Helmsman Prospectus)

The table applies only if you were a Contract Owner prior to May 1, 2003 and you purchased the Optional Guaranteed Minimum Income Benefit Endorsement, the Optional Earnings Enhancement Benefit Rider and/or the Optional Enhanced Death Benefit Rider (collectively, the “Optional Features”). The Optional Features are described in Appendix C in the 2010 Helmsman Prospectus.

The table describes the fees and expenses that you will pay periodically during the time that you own the Contract if you purchase all of the Optional Features, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Optional Guaranteed Minimum Income Benefit Endorsement Charge	0.30%
Optional Earnings Enhancement Benefit Rider Charge	0.30%
Optional Enhanced Death Benefit Rider Charge*	0.25%
Total Separate Account Annual Expenses (Highest Possible Charges*)	2.25%

*	In this table, we included the higher charge for the Optional Enhanced Death Benefit Rider. The charge for this Rider depends on the age of the Owner when the Rider was issued. If the Rider was issued to an Owner who was then over age 70 and under age 79, the Rider charge is 0.25%. If the Rider was issued to an Owner who was then age 70 or younger, the Rider charge is 0.10%. Only one Death Benefit Rider will be issued with any Contract.

Table C: Total Annual Portfolio Operating Expenses

(Replaces Table C in the 2010 Helmsman Prospectus)

This table shows the minimum and maximum total operating expenses charged by the identified Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in that Portfolio’s prospectus.

	Current Portfolios	Current and Closed Portfolios Combined	Morningstar Portfolios
Maximum Portfolio Operating Expenses	1.60%	1.78%	0.97%
Minimum Portfolio Operating Expenses	0.52%	0.52%	0.64%

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2017. Actual expenses of a Portfolio in future years may be higher or lower.

Current Portfolios: This column applies if you have allocated funds only to the Current Subaccounts. In this case, the maximum expenses are the expenses of the Wilshire Variable Insurance Trust 2035 Fund and the minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

Current and Closed Portfolios Combined: This column applies if you have allocated funds to both Current Subaccounts and Closed Subaccounts. In this case, the maximum expenses are the expenses of the Rydex Variable Trust Guggenheim Long Short Equity Fund and the minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc..

Morningstar Portfolios: This column applies if your contract effective date is before June 1, 2009, and you activated a guarantee withdrawal benefit rider. In this case, the maximum expenses are the expenses of the Morningstar Conservative ETF Asset Allocation Portfolio and the minimum expenses are the expenses of the Morningstar Balanced ETF Asset Allocation Portfolio.

Fund of Funds: The Morningstar Portfolios and the Wilshire Portfolios are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Morningstar Portfolio and each Wilshire Portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, the annual Contract expenses, and Portfolio fees and expenses. Your actual costs may be higher or lower than the costs shown in the examples.

By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Contract with Maximum Fund Operating Expenses—Current Portfolios Only

This example replaces Example 1 on Page 8 of the 2010 Helmsman Prospectus.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.60%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,038	$1,781	$2,421	$4,522
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$338	$1,081	$1,921	$4,522

Example 2: Contract with Minimum Fund Operating Expenses—Current Portfolios Only

This example replaces Example 2 on Page 8 of the 2010 Helmsman Prospectus

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.52%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$929	$1,437	$1,821	$3,175
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$229	$737	$1,321	$3,175

Example 3: Contract with Maximum Fund Operating Expenses—Current and Closed Portfolios

This example applies only if you have allocated funds to a Closed Subaccount. It is a new example.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.78%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,056	$1,837	$2,518	$4,731
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$356	$1,137	$2,018	$4,731

Example 4: Contract with Minimum Fund Operating Expenses—Current and Closed Portfolios

This example applies only if you have allocated funds to a Closed Subaccount. It is a new example.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.52%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$929	$1,437	$1,821	$3,175
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$229	$727	$1,321	$3,175

Example 5: Contract with Optional Guaranteed Withdrawal Benefit Rider and Maximum Fund Operating Expenses—Morningstar Portfolios

This example applies only if your Contract was issued before June 1, 2009 and you have activated one of the guaranteed withdrawal benefit riders. It replaces the example on page 4 of the 2010 GWB Rider Supplement.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation when you purchase your Contact. The rollup rate for the rider is 5%. The maximum rider charge of 1.20% is incurred.

•	You allocate your purchase payment to the Morningstar Conservative ETF Asset Allocation Portfolio for the period indicated, which is the Portfolio with the highest expenses (0.97%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	The annual contract maintenance fee ($30) and the Separate Account annual expenses (1.40%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,094	$1,970	$2,769	$5,392
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$394	$1,270	$2,269	$5,392

Example 6: Contract with Optional Features (Highest Possible Charges) and Maximum Fund Operating Expenses—Current Portfolios

This example applies only if your Contract was issued before May 1, 2003 with one or more of the Optional Features. It replaces the Example in Appendix C in the 2010 Helmsman Prospectus.

•	You invest $10,000 in a Contract with the Optional Features listed below for the periods indicated.

•	Optional Guaranteed Minimum Income Benefit Endorsement

•	Optional Earnings Enhancement Benefit Rider

•	Optional Enhanced Death Benefit Rider

•	Your investment has a 5% annual return each year.

•	Your contract has the highest possible charges because it includes all of the Optional Features. As a result, the highest possible Separate Account annual expenses (2.25%) are incurred.

•	The annual contract maintenance fee ($30) and the maximum Portfolio expenses (1.60%) are also incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,123	$2,042	$2,868	$5,478
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$423	$1,342	$2,368	$5,478

FINANCIAL INFORMATION—Replacement Text (May 2018)

The paragraph below replaces in its entirety the FINANCIAL INFORMATION section of the 2010 Helmsman Prospectus and the FINANCIAL INFORMATION section of the 2010 GWB Rider Supplement.

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2017, accompany this Supplement and are available at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The financial statements of Annuity Investors Life Insurance Company for the years ended December 31, 2017, 2016 and 2015 are available at www.gaig.com/annuities/pages/variable-compliance-docs.aspx. If you would like a free paper copy of these financial statements, contact us.

PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES—Replacement Text (May 2018)

The text below replaces in its entirety the PORTFOLIOS, SHARES CLASSES, ADVISORS AND PORTFOLIO INVESTMENT CATEGORIES sections of the 2010 Helmsman Prospectus.

Current Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund	Series I	Invesco Advisers, Inc.	US equity mid cap: mid-cap blend
Invesco V.I. Comstock Fund	Series I	Invesco Advisers, Inc.	US equity large cap value: large value
Invesco V.I. Core Equity Fund	Series I	Invesco Advisers, Inc.	US equity large cap blend: large blend
Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisers, Inc.	US equity large cap value: large value
Invesco V.I. Health Fund	Series I	Invesco Advisers, Inc.	Healthcare sector equity: health
Invesco V.I. Government Securities Fund	Series II	Invesco Advisers, Inc.	US fixed income: intermediate government
Invesco V.I. Managed Volatility Fund	Series II	Invesco Advisers, Inc.	Aggressive allocation: 70% to 85% equity
Invesco V.I. Mid Cap Core Equity Fund	Series II	Invesco Advisers, Inc.	US equity mid cap: mid-cap blend
Invesco V.I. Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	US equity mid cap: mid-cap growth
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisers, Inc.	US equity small cap: small blend

ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Moderate allocation: 50% to 70% equity
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 15% to 30% equity
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Aggressive allocation: 70% to 85% equity

PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 30% to 50% equity

American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	Class I	American Century Investment Management, Inc.	US equity mid cap: mid-cap growth
VP Large Company Value Fund	Class II	American Century Investment Management, Inc.	US equity large cap value: large value
VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.	US equity mid cap: mid-cap value
VP Ultra® Fund	Class II	American Century Investment Management, Inc.	US equity large cap growth: large growth

Dreyfus Investment Portfolios
Mid Cap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap; mid-cap blend
Technology Growth Portfolio	Initial	The Dreyfus Corporation	Technology sector equity: technology

Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Service	The Dreyfus Corporation Sub-Adviser: Newton Investment Management (North America) Limited (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

Dreyfus Variable Investment Fund
Appreciation Portfolio	Service	The Dreyfus Corporation Sub-Adviser: Sarofim & Co.	US equity large cap blend: large blend
Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: prime money market

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	Global equity large cap: foreign large value

Janus Aspen Series
Janus Henderson VIT Balanced Portfolio	Service	Janus Capital Management LLC	Moderate allocation: 50% to 70% equity
Janus Henderson VIT Enterprise Portfolio	Service	Janus Capital Management LLC	US equity mid cap: mid-cap growth
Janus Henderson VIT Overseas Portfolio	Service	Janus Capital Management LLC	Global equity large cap: foreign large blend
Janus Henderson VIT Research Portfolio	Service	Janus Capital Management LLC	US equity large cap growth: large growth

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management Inc.	US fixed income; intermediate-term bond
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management Inc.	US equity mid cap: mid-cap growth
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management Inc.	Real estate sector equity: real estate

Neuberger Berman Advisors Management Trust
Guardian Portfolio	Class S	Neuberger Berman Investment Advisers LLC	US equity large cap growth: large growth
Mid Cap Growth Portfolio	Class S	Neuberger Berman Investment Advisers LLC	US equity mid cap: mid cap growth

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap growth: large growth
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management, Inc. OppenheimerFunds	Global equity: world stock
Oppenheimer Main Street Fund®/VA	Service	Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap blend: large blend
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management, Inc. OppenheimerFunds	US equity small cap: small blend

PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio	Administrative	Pacific Investment Management Company LLC	High yield fixed income: high yield bond
PIMCO Real Return Portfolio	Administrative	Pacific Investment Management Company LLC	Inflation linked: inflation-protected bond
PIMCO Total Return Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust
2015 Fund	N/A	Wilshire Associates Incorporated	Target date 2000-2020: target date 2015
2025 Fund	N/A	Wilshire Associates Incorporated	Target date 2021-2045: target date 2025
2035 Fund	N/A	Wilshire Associates Incorporated	Target date 2021-2045: target date 2035

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

Each Morningstar Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Closed Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Calamos Advisors Trust Calamos Growth and Income Portfolio	N/A	Calamos Advisors	Aggressive allocation: 70% to 85% equity

Davis Variable Account Fund Davis Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	US equity large cap blend: large blend

Janus Aspen Series Janus Henderson VIT Global Research Portfolio	Service	Janus	Global equity: world stock

Oppenheimer Variable Account Funds Oppenheimer Conservative Balanced Fund/VA	Service	OppenheimerFunds	Cautious allocation: 30% to 50% equity

Rydex Variable Trust Guggenheim Long Short Equity Fund	N/A	Rydex Investments	Long/short equity: long/short equity

THE FIXED ACCOUNTS—Fixed Accumulation Account—Replacement Text (May 2012)

The paragraph below replaces in its entirety the THE FIXED ACCOUNTS—Fixed Accumulation Account section of the 2010 Helmsman Prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account generally will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

CONTRACT LOANS—Replacement Text (May 2012)

The paragraphs below replace in their entirety paragraphs 1-3 in the CONTRACT LOANS section of the 2010 Helmsman Prospectus.

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. We may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement, as allowed under tax law.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the laws of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account may be as low as 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

ANNUITY BENEFIT—Annuity Benefit—Replacement Text (May 2012)

The paragraph below replaces in its entirety paragraph 5 in the ANNUITY BENEFIT—Annuity Benefit section of the 2010 Helmsman Prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement

Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

DEATH BENEFIT—Payment of Benefits—Replacement Text (May 2012)

The paragraphs below replace in their entirety paragraphs 2-5 in the DEATH BENEFIT—Payment of Benefits section of the 2010 Helmsman Prospectus.

Lump Sum Payments of Death Benefits Prior to January 1, 2012

Prior to January 1, 2012, if the Beneficiary was an individual and the lump sum payment option was selected, we may have paid the Death Benefit by establishing an interest-bearing draft account for the Beneficiary in the amount of the Death Benefit. This account was called the Great American Benefit Choice Account. We sent the Beneficiary a personalized “checkbook” for this account. If the Beneficiary has not closed this account, then the Beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account. The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS—Settlement Options—Replacement Text (May 2012)

The paragraph below replaces in its entirety paragraph 2 in the SETTLEMENT OPTIONS—Settlement Options section of the 2010 Helmsman Prospectus.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the changes. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than 5 years after the beginning of the applicable Benefit Payment Period. Commuted values are not available for any option based on life expectancy or for the Income for a Fixed Period, Not to Exceed Life Expectancy Option (Option D).

The paragraphs below replace in their entirety paragraphs 9 and 10 in the SETTLEMENT OPTIONS—Settlement Options section of the 2010 Helmsman Prospectus.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company uses applicable 1983 annuity mortality tables with interest at 2% per year, compounded annually. For nonqualified Contracts, these guarantees are based on the sex of the Annuitant. For qualified Contracts, these guarantees are based on blended lives (60% female/40% male).

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

SETTLEMENT OPTIONS—Forms of Benefit Payments under Settlement Options—Replacement Text (May 2012)

The text below replaces in their entirety paragraphs 3 and 4 (Fixed Dollar Payments) and paragraphs 5 through 11 (Variable Dollar Payments) in the SETTLEMENT OPTIONS—Form of Benefit Payments under Settlement Options section of the 2010 Helmsman Prospectus.

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

Each variable dollar benefit payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

THE CONTRACTS—Persons with Rights under a Contract—Replacement Text (May 2016)

The text below replaces in its entirety the corresponding paragraph in THE CONTRACT—Persons with Rights Under a Contract section of the 2010 Helmsman Prospectus.

Successor Owner. The surviving spouse (or your civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner/domestic partner in applicable states) must make an election within one year of the Owner’s death.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

THE CONTRACTS—Abandoned Property and Escheatment—Additional Text (May 2016)

The text below is added to the CONTRACTS section of the 2010 Helmsman Prospectus.

Abandoned Property Requirements

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS—Purchase Payments—Replacement Text (May 2018)

The text below replaces in its entirety the first paragraph and the subsequent table in the ACCUMULATION PERIOD—Purchase Payments section of the 2010 Helmsman Prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$1,000,000* or Company approval	$1,000,000* or Company approval

*	The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS—Replacement Text (May 2012)

The paragraphs below replace in their entirety paragraphs 1-3 in the DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS section of the 2010 Helmsman Prospectus.

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the Contracts. Its principal business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the Contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives and these other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a Contract. The maximum percentage is 8.5% of the purchase payments received from a Contract. Commissions paid by the Company may also be calculated as a percentage of the Contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the Contract value on an annual basis.

FEDERAL TAX MATTERS—Replacement Text (May 2018)

The text below replaces in its entirety the FEDERAL TAX MATTERS section of the 2010 Helmsman Prospectus.

This section provides a general description of federal income tax considerations relating to the Contracts. State income tax considerations relating to the Contracts will vary depending on the state in which you reside, and are not discussed in this prospectus or in the Statement of Additional Information. The purchase, ownership, and transfer of a Contract may also have estate tax and gift tax consequences, which are not discussed in this prospectus or in the Statement of Additional Information. The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and ownership of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 contains the broad rules governing the taxation of annuities. IRC Section 72 generally provides that an annuity is entitled to tax-deferred treatment. This means that in most cases Contract earnings are not included in the Owner’s taxable income until they are withdrawn from the Contract. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, unless the Contract is a Roth account. Tax-qualified Contracts are often subject to restrictions on withdrawals imposed by the IRC or the employer plan.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities (IRAs). IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Subject to certain limitations, an individual may claim a tax deduction for contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities (TSAs). IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental 457(b) Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSA, Roth 401(k), and Roth 457(b) Accounts. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in the Contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. However, the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. The Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts (Non-tax-qualified Contracts)
Plan Types	• IRC §408 IRA, SEP IRA, SIMPLE IRA • IRC §408A Roth IRA • IRC §403(b) TSA • IRC §401 Pension, Profit–Sharing, 401(k) • Governmental IRC §457(b) • IRC §402A Roth TSA, Roth 401(k), or Roth 457(b)	• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and investment in the contract (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

All IRAs and SEP IRAs are treated as a single IRA, and all Roth IRAs are treated as a single Roth IRA.

Generally, under the “income first” rule, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any investment in the contract made before August 14, 1982 is returned.

All annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions or other “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once any after-tax contributions or other “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). A rollover, transfer, or exchange is not subject to normal contribution limits. The IRC or plan may require that a rollover be held in a separate Contract from other plan funds.

IRC Section 1035 allows a tax-free exchange of a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract for a non-tax-qualified Contract. It also allows a tax-free exchange of a non-tax-qualified Contract for another non-tax-qualified annuity contract or qualified long-term care policy.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 70 1/2. However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA, there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner’s life.

After the death of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, if payments have begun under a settlement option or if the Owner or plan participant died after the date that lifetime required minimum distributions must start, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a Roth IRA, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

APPENDIX A: Condensed Financial Information—Replacement Text (May 2018)

APPENDIX C: Condensed Financials for Contracts with One or More Optional Riders—Replacement Text (May 2018)

The paragraph below replaces in its entirety APPENDIX A: CONDENSED FINANCIAL INFORMATION in the 2010 Helmsman Prospectus and Condensed Financials for Contracts with One or More Optional Riders section of APPENDIX C in the 2010 Helmsman Prospectus.

Accumulation Unit information (number of Accumulation Units outstanding and Accumulation Unit Values) for each Subaccount at December 31, 2017 is included in the financial statements of Annuity Investors Variable Account C. The beginning Accumulation Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 at its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 at its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

The Commodore Helmsman®

The Commodore Majesty®

Individual Flexible Premium Deferred Variable Annuities

Supplement Dated May 1, 2018 to Statement of Additional Information Dated May 1, 2010

The information in this Supplement updates and otherwise supplements the Statement of Additional Information for The Commodore Helmsman and The Commodore Majesty dated May 1, 2010 (“2010 SAI”). Please read this Supplement carefully and keep it for future reference. Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2010 SAI.

The Statement of Additional Information of The Commodore Helmsman and The Commodore Majesty currently includes the documents listed below.

•	2010 SAI

•	Supplement dated May 1, 2018 to the 2010 SAI

How to Get Copies of Compliance Documents and Financial Statements

You can access the documents listed below by visiting our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

•	The Commodore Helmsman Prospectus Dated May 1, 2010

•	The Commodore Majesty Prospectus Dated May 1, 2010

•	Supplement Dated May 1, 2018 to The Commodore Helmsman Prospectus Dated May 1, 2010

•	Supplement Dated May 1, 2018 to The Commodore Majesty Prospectus Dated May 1, 2010

•	Statement of Additional Information Dated May 1, 2010 of The Commodore Helmsman and The Commodore Majesty

•	Supplement Dated May 1, 2018 to Statement of Additional Information Dated May 1, 2010 of The Commodore Helmsman and The Commodore Majesty

•	Financial Statements—Annuity Investors Variable Account C—Year Ended December 31, 2017

•	Financial Statements—Annuity Investors Life Insurance Company—Years Ended December 31, 2017, 2016 and 2015

If you would like a free paper copy of any document listed above, contact us.

Our Contact Information

Company Name:	Annuity Investors Life Insurance Company
Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423
Service Center:	1.800.789.6771
Website:	www.gaig.com

Form and File Numbers

Our contract form numbers for Commodore Helmsman are P1805001NW, P1805101NW, P1809203NW and P1809303NW. Form numbers may vary by state. The SEC file number for The Commodore Helmsman is 333-88300.

Our contract form numbers for Commodore Majesty are P1805201NW, P1805301NW, P1809403NW and P1809503NW. Form numbers may vary by state. The SEC file number for The Commodore Majesty is 333-88302.

COMPANY ADDRESSES AND WEBSITE—Updated Information (May 2015)

The information below updates all references to our addresses and website in the 2010 SAI.

Our mailing address is P.O. Box 5423, Cincinnati OH 45202-5423. You should send Written Requests to this mailing address.

You should also use this address if you want to contact us by mail because:

•	you have questions about your Contract or applicable state modifications; or

•	you want to obtain forms, Portfolio prospectuses or the Statement of Additional Information.

Our administrative office address is 301 East Fourth Street, Cincinnati OH 45202-4201. For purposes of processing Purchase Payments, allocation instructions, transfers, withdrawals, surrenders and other requests, the Company receives a request when it is received at our administrative office.

Our principal office address is 301 East Fourth Street, Cincinnati OH 45202-4201.

Our website address is www.gaig.com.

PORTFOLIOS—Revenue We Receive from the Portfolios and/or Their Service Providers—Replacement Text (May 2014)

The paragraphs in the PORTFOLIOS—Revenue We Receive from the Portfolio and/or Their Service Providers section of the 2010 SAI are replaced in their entirety with the paragraphs in the DISTRIBUTION OF THE CONTRACTS—Payments from the Portfolios and/or Their Service Providers section set out below.

SERVICES—Experts—Replacement Text (May 2018)

The paragraph below replaces in its entirety the paragraph in the SERVICES—Experts section of the 2010 SAI.

Experts

The financial statements of the Separate Account at December 31, 2017 and for the periods indicated in the financial statements, and of the Company at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS—Replacement Text (May 2018)

The text below replaces in its entirety the DISTRIBUTION THE CONTRACTS section of the 2010 SAI.

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “Variable Accounts”). In the last three fiscal years, GAA received underwriting commissions in the amounts set out below and subsequently paid those amounts to selling firms in its distribution network: $3.52 million in 2017, $3.76 million in 2016, and $4.50 million in 2015. GAA did not retain any underwriting commissions in the last three fiscal years. Commission information is shown in the aggregate for all variable annuity contracts issued by the Variable Accounts.

GAA Expenses Paid by the Company

Great American Financial Resources, Inc., an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

To the extent permitted by FINRA rules, the Company may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, the Company and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

In 2017, payments of less than $25,000 were made to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and related expenses incurred by the Company and/or its affiliates. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments, which may be significant.

Rule 12b-1 Fees. The Company and/or GAA receive 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. The Company and/or GAA may receive all or a portion of a 12b-1 fee attributable to the AILIC VA Products. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Some service providers may pay more in Support Fees than others.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

PERFORMANCE INFORMATION—Deletion (May 2017)

The Performance Information section set out in the 2010 SAI is deleted in its entirety.

FEDERAL TAX MATTERS—Replacement Text (May 2018)

The text below replaces in its entirety the FEDERAL TAX MATTERS section of the 2010 SAI.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS—Replacement Text (May 2018)

The text below replaces in its entirety the FINANCIAL STATEMENTS section of the 2010 SAI.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2017 for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

DELETED SUPPLEMENTS—Deletions (May 2018)

The following supplements to the 2010 SAI are deleted in their entirety.

Annual Supplement Dated May 1, 2011—The text in this Supplement replaces in its entirety the text in the 2011 Annual Supplement.

Annual Supplement Dated May 1, 2012—The text in this Supplement replaces in its entirety the text in the 2012 Annual Supplement.

Annual Supplement Dated May 1, 2013—The text in this Supplement replaces in its entirety the text in the 2013 Annual Supplement.

Annual Supplement Dated May 1, 2014—The text in this Supplement replaces in its entirety the text in the 2014 Annual Supplement.

Annual Supplement Dated May 1, 2015—The text in this Supplement replaces in its entirety the text in the 2015 Annual Supplement.

Annual Supplement Dated May 1, 2016—The text in this Supplement replaces in its entirety the text in the 2016 Annual Supplement.

Annual Supplement Dated May 1, 2017—The text in this Supplement replaces in its entirety the text in the 2017 Annual Supplement.